Guarantor And Non-Guarantor Financial Information (Condensed Supplemental Consolidated Statements Of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Condensed Consolidating Financial Information [Line Items]
Net sales	$ 1,196	$ 1,241	$ 1,224	$ 1,220	$ 1,310	$ 1,298	$ 1,210	$ 1,140	$ 4,881	$ 4,958	$ 4,647
Cost of goods sold	975	1,003	997	1,037	1,114	1,089	1,023	964	4,012	4,190	3,835
Selling, general and administrative									357	320	307
Selling, general, administrative and amortization expense											412
Amortization of intangibles									91	102	105
Restructuring and impairment charges									13	30	14
Operating income (loss)									408	316	386
Debt extinguishment									94	35	64
Other expense (income), net									1	(7)	(7)
Other income											57
Interest expense, net									191	221	244
Income (loss) before income taxes									122	67	85
Income tax expense (benefit)									36	4	28
Consolidated net income (loss)									86	63	57
Net income attributable to noncontrolling interests										1
Net income attributable to the Company	$ 48	$ (13)	$ 38	$ 13	$ 29	$ 15	$ 12	$ 6	86	62	57
Currency translation									(45)	(16)	(5)
Interest rate hedges									(33)	(3)	20
Defined benefit pension and retiree health benefit plans									(16)	(11)	34
Provision for income taxes related to other comprehensive income items									18	5	(20)
Comprehensive income attributable to the Company									10	37	86
Parent Company
Condensed Consolidating Financial Information [Line Items]
Other expense (income), net									(3)	(3)
Interest expense, net										34	47
Equity in net income of subsidiaries									(119)	(98)	(132)
Income (loss) before income taxes									122	67	85
Income tax expense (benefit)									36	4	28
Consolidated net income (loss)									86	63
Net income attributable to noncontrolling interests										1
Net income attributable to the Company									86	62	57
Comprehensive income attributable to the Company									86	62	57
Issuer
Condensed Consolidating Financial Information [Line Items]
Net sales									622	638	571
Cost of goods sold									526	557	506
Selling, general and administrative									64	52
Selling, general, administrative and amortization expense											58
Amortization of intangibles									8	10
Restructuring and impairment charges											1
Operating income (loss)									24	19	6
Debt extinguishment									94	35
Other income											56
Interest expense, net									25	27	24
Equity in net income of subsidiaries									(210)	(218)	(297)
Income (loss) before income taxes									115	175	223
Income tax expense (benefit)									25	44	80
Consolidated net income (loss)									90	131
Net income attributable to the Company									90	131	143
Interest rate hedges									(33)	(3)	20
Defined benefit pension and retiree health benefit plans									(16)	(11)	34
Provision for income taxes related to other comprehensive income items									18	5	(20)
Comprehensive income attributable to the Company									59	122	177
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales									3,807	3,904	3,706
Cost of goods sold									3,128	3,284	3,021
Selling, general and administrative									244	232
Selling, general, administrative and amortization expense											314
Amortization of intangibles									75	84
Restructuring and impairment charges									13	30	13
Operating income (loss)									347	274	358
Other expense (income), net									3	(4)
Other income											1
Interest expense, net									148	176	201
Income (loss) before income taxes									196	102	156
Consolidated net income (loss)									196	102
Net income attributable to the Company									196	102	156
Comprehensive income attributable to the Company									196	102	156
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales									452	416	370
Cost of goods sold									358	349	308
Selling, general and administrative									49	36
Selling, general, administrative and amortization expense											40
Amortization of intangibles									8	8
Operating income (loss)									37	23	22
Other expense (income), net									1
Interest expense, net									18	(97)	(120)
Income (loss) before income taxes									18	120	142
Income tax expense (benefit)									4	5	2
Consolidated net income (loss)									14	115
Net income attributable to the Company									14	115	140
Currency translation									(45)	(16)	(5)
Comprehensive income attributable to the Company									(31)	99	135
Eliminations
Condensed Consolidating Financial Information [Line Items]
Interest expense, net										81	92
Equity in net income of subsidiaries									329	316	429
Income (loss) before income taxes									(329)	(397)	(521)
Income tax expense (benefit)									(29)	(49)	(82)
Consolidated net income (loss)									(300)	(348)
Net income attributable to the Company									(300)	(348)	(439)
Comprehensive income attributable to the Company									$ (300)	$ (348)	$ (439)